Other provisions (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance as at January 1	€ 15,806	€ 2,124
Additions	31,305	13,682
Usage	(250)
Closing balance	46,862	15,806
Less non-current portion
Current portion	€ 46,862	€ 15,806